Related Party Transactions Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Huntsman settlement payment			$ 200
Non-cash capital contribution from parent	218	0	0
Note receivable from parent	24	24
Apollo [Member]
Related Party Transaction [Line Items]
Annual management consulting fee	3
Annual management consulting fee percentage	2.00%
Interest rate on second-priority senior secured notes due 2020	9.00%
Second-priority senior secured notes due 2020	134
Huntsman settlement payment	225
Non-cash capital contribution from parent	218
Proceeds on Huntsman insurance recoveries	10
Fees related to the Huntsman settlement	2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries	1
Apollo share of insurance recoveries	7
Management Consulting Fees	3	3	3
Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM	148	158	42
Realized Cost Savings From Shared Services	24	29	1
Shared Services Cost Allocation Percentage	49.00%
Due from Related Parties	1	15
Due to Related Parties	1	3
Apollo Affiliates and Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties	26	1
Due to Related Parties	4	1
Issued preferred units	28,785,935
Warrants issued to purchase common units	28,785,935
Purchase price of preferred units	205
Initial face amount of the Preferred Equity Issuance	200
Partial proceeds from the Preferred Equity Issuance received	189
Proceeds from Issuance or Sale of Equity	204
Remaining proceeds held in reserve from the Preferred Equity Issuance	16
Net Sales to Related Parties	36	2	3
Purchases From Related Parties	34	32	36
MSC Holdings LLC [Member]
Related Party Transaction [Line Items]
Face value of the outstanding paid in kind debt facility	180
Note receivable from parent	24
Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1
Due to Related Parties	1
Net Sales to Related Parties	1
Purchases From Related Parties	3
Momentive Performance Materials Holdings LLC [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4	3
Billings from Parent Company	12	14
HAI [Member]
Related Party Transaction [Line Items]
Due from Related Parties	16	14
Due to Related Parties	6	4
Net Sales to Related Parties	108	113	96
Purchases From Related Parties	31	54	58
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries	13	9
Carrying Value of Assets of HAI	52	48
Carrying Value of Liabilities of HAI	18	21
Russian Joint Venture [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties, Current	1	3
Accounts Receivable, Related Parties, Current	5	2
Momentive Specialty Chemicals Inc. [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MSC	155	163	45
Shared Services Billings - MSC to MPM	$ 22	$ 11	$ 1
Shared Services Cost Allocation Percentage	51.00%